Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$902,957.18

Principal:
Principal Collections	$9,672,571.17
Prepayments in Full	$5,455,647.65
Liquidation Proceeds	$250,619.57
Recoveries	$18,094.21
Sub Total	$15,396,932.60
Collections	$16,299,889.78

Purchase Amounts:
Purchase Amounts Related to Principal	$327,822.57
Purchase Amounts Related to Interest	$1,955.56
Sub Total	$329,778.13

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,629,667.91

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	31
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$16,629,667.91
Servicing Fee	$232,376.30	$232,376.30	$0.00	$0.00	$16,397,291.61
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,397,291.61
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$16,397,291.61
Interest - Class A-3 Notes	$42,104.44	$42,104.44	$0.00	$0.00	$16,355,187.17
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$16,301,804.92
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,301,804.92
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$16,275,241.92
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,275,241.92
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$16,253,675.92
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,253,675.92
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$16,219,135.25
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,219,135.25
Regular Principal Payment	$15,171,271.63	$15,171,271.63	$0.00	$0.00	$1,047,863.62
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,047,863.62
Residual Released to Depositor	$0.00	$1,047,863.62	$0.00	$0.00	$0.00
Total		$16,629,667.91

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$15,171,271.63
Total					$15,171,271.63
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$15,171,271.63	$46.51	$42,104.44	$0.13	$15,213,376.07	$46.64
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$15,171,271.63	$14.14	$178,156.36	$0.17	$15,349,427.99	$14.31

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$99,069,267.19	0.3037071	$83,897,995.56	0.2571980
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$268,319,267.19	0.2500529	$253,147,995.56	0.2359144

Pool Information
Weighted Average APR	4.086%	4.087%
Weighted Average Remaining Term	31.40	30.58
Number of Receivables Outstanding	21,961	21,293
Pool Balance	$278,851,554.85	$262,987,596.93
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$268,319,267.19	$253,147,995.56
Pool Factor	0.2544154	0.2399416

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$5,480,241.20
Yield Supplement Overcollateralization Amount	$9,839,601.37
Targeted Overcollateralization Amount	$9,839,601.37
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$9,839,601.37

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	31

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		74	$157,296.96
(Recoveries)		85	$18,094.21
Net Losses for Current Collection Period			$139,202.75
Cumulative Net Losses Last Collection Period			$5,566,571.97
Cumulative Net Losses for all Collection Periods			$5,705,774.72

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.60%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.94%	324	$5,099,153.49
61-90 Days Delinquent	0.18%	28	$464,785.15
91-120 Days Delinquent	0.07%	10	$191,741.85
Over 120 Days Delinquent	0.31%	37	$818,176.59
Total Delinquent Receivables	2.50%	399	$6,573,857.08

Repossession Inventory:
Repossessed in the Current Collection Period		11	$231,753.57
Total Repossessed Inventory		17	$357,181.06

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1813%
Preceding Collection Period			0.4631%
Current Collection Period			0.6166%
Three Month Average			0.4203%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3397%
Preceding Collection Period			0.3552%
Current Collection Period			0.3522%
Three Month Average			0.3490%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer